CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2011	$ (27,614)	$ 4,492	$ 20,828	$ (46,176)	$ (6,758)
Balance, shares at Dec. 31, 2011		8,036,698
Stock-based compensation	63		63
Net income (loss)	(9,016)			(9,016)
Translation adjustment	(119)				(119)
Balance at Dec. 31, 2012	(36,686)	4,492	20,891	(55,192)	(6,877)
Balance, shares at Dec. 31, 2012		8,036,698
Exercise of stock options		3	(3)
Exercise of stock options, shares		5,000
Stock-based compensation	39		39
Net income (loss)	(3,433)			(3,433)
Translation adjustment	(276)				(276)
Balance at Dec. 31, 2013	(40,356)	4,495	20,927	(58,625)	(7,153)
Balance, shares at Dec. 31, 2013	8,041,698	8,041,698
Insuance of common stock	20	12	8
Insuance of common stock, shares		20,000
Exercise of stock options, shares
Stock-based compensation	14		14
Net income (loss)	1,431			1,431
Translation adjustment	(168)				(168)
Balance at Dec. 31, 2014	$ (39,059)	$ 4,507	$ 20,949	$ (57,194)	$ (7,321)
Balance, shares at Dec. 31, 2014	8,061,698	8,061,698